Investments - Unrealized Capital Losses 1 (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	$ 771.5	$ 40.3	$ 138.7
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	153.7	15.4	164.1
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	143.8	237.0	614.7
Total Unrealized Capital Losses	1,069.0	292.7	917.5
U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	50.7	1.8	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	8.1	0	0
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	0	0	0
Total Unrealized Capital Losses	58.8	1.8	0
U.S. corporate, state and municipalities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	502.6	19.2	55.7
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	111.5	3.0	10.4
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	38.7	26.6	45.3
Total Unrealized Capital Losses	652.8	48.8	111.4
Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	181.7	12.7	66.2
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	26.9	7.4	7.3
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	19.1	39.2	71.9
Total Unrealized Capital Losses	227.7	59.3	145.4
Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	32.3	6.4	5.1
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	7.2	2.1	16.1
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	42.0	78.2	219.6
Total Unrealized Capital Losses	81.5	86.7	240.8
Commercial mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	0.5	0.2	6.4
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	0	1.7	87.6
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	2.1	4.2	55.2
Total Unrealized Capital Losses	2.6	6.1	149.2
Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	3.0	0	5.3
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	0	1.2	42.7
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	41.9	88.8	222.7
Total Unrealized Capital Losses	44.9	90.0	270.7
Fair value decline below amortized cost less than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six months or less below amortized cost, Amortized Cost	17,030.2	3,154.6	4,560.5
More than six months and twelve months or less below amortized cost, Amortized Cost	1,710.8	363.3	1,805.8
More than twelve months below amortized cost, Amortized Cost	822.3	940.1	1,935.4
Total Amortized Cost	19,563.3	4,458.0	8,301.7
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	779.2	95.2	184.5
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	154.5	19.5	103.8
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	58.9	35.9	159.1
Total Unrealized Capital Losses	992.6	150.6	447.4
Six months or less below amortized cost, Number of Securities	1,137	308	474
More than six months and twelve months or less below amortized cost, Number of Securities	182	83	114
More than twelve months below amortized cost, Number of Securities	252	221	269
Total Number of Securities	1,571	612	857
Fair value decline below amortized cost less than 20% | U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	2,211.9	453.0	0
Total Unrealized Capital Losses	58.8	1.8	0
Total Number of Securities	20	3	0
Fair value decline below amortized cost less than 20% | U.S. corporate, state and municipalities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	10,976.6	1,688.5	2,402.2
Total Unrealized Capital Losses	625.5	33.1	85.5
Total Number of Securities	684	109	185
Fair value decline below amortized cost less than 20% | Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	3,665.0	684.9	1,912.4
Total Unrealized Capital Losses	209.5	24.1	96.8
Total Number of Securities	284	50	153
Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	2,084.1	938.3	1,475.5
Total Unrealized Capital Losses	66.6	42.5	87.2
Total Number of Securities	470	343	323
Fair value decline below amortized cost less than 20% | Commercial mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	47.1	85.9	1,723.5
Total Unrealized Capital Losses	2.6	5.6	114.2
Total Number of Securities	9	19	48
Fair value decline below amortized cost less than 20% | Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	520.9	607.4	788.1
Total Unrealized Capital Losses	28.9	43.5	63.7
Total Number of Securities	102	88	148
Fair value decline below amortized cost less than 20% | U.S. government agencies and authorities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	57.7
Total Unrealized Capital Losses	0.7
Total Number of Securities	2
Fair value decline below amortized cost greater than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six months or less below amortized cost, Amortized Cost	197.7	42.1	616.9
More than six months and twelve months or less below amortized cost, Amortized Cost	3.3	30.2	197.9
More than twelve months below amortized cost, Amortized Cost	110.2	394.1	626.6
Total Amortized Cost	311.2	466.4	1,441.4
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	47.3	11.4	166.1
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	1.1	10.3	61.0
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	28.0	120.4	243.0
Total Unrealized Capital Losses	76.4	142.1	470.1
Six months or less below amortized cost, Number of Securities	31	21	105
More than six months and twelve months or less below amortized cost, Number of Securities	5	9	46
More than twelve months below amortized cost, Number of Securities	29	95	145
Total Number of Securities	65	125	296
Fair value decline below amortized cost greater than 20% | U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	0	0	0
Total Unrealized Capital Losses	0	0	0
Total Number of Securities	0	0	0
Fair value decline below amortized cost greater than 20% | U.S. corporate, state and municipalities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	112.2	41.4	88.7
Total Unrealized Capital Losses	27.3	15.7	25.9
Total Number of Securities	7	3	7
Fair value decline below amortized cost greater than 20% | Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	82.9	109.3	146.6
Total Unrealized Capital Losses	18.2	35.2	48.6
Total Number of Securities	9	14	16
Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	53.5	144.8	445.3
Total Unrealized Capital Losses	14.9	44.2	153.6
Total Number of Securities	35	77	178
Fair value decline below amortized cost greater than 20% | Commercial mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	0	1.9	137.0
Total Unrealized Capital Losses	0	0.5	35.0
Total Number of Securities	0	1	7
Fair value decline below amortized cost greater than 20% | Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	62.6	169.0	623.8
Total Unrealized Capital Losses	16.0	46.5	207.0
Total Number of Securities	14	30	88
Fair value decline below amortized cost greater than 20% | U.S. government agencies and authorities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	0
Total Unrealized Capital Losses	$ 0
Total Number of Securities	0